Federal Home Loan Bank Advances (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank advances, Restructured advances	$ 220.0
Federal Home Loan Bank advances, Prepayment fees	10.1
Federal Home Loan Bank advances having varying call dates	40.0
Federal Home Loan Bank Advances, weighted average contractual interest rate	2.84%
Federal Home Loan Bank Advances, weighted average effective Interest rate	2.76%
Federal Home Loan Bank advances, Additional borrowings possible	$ 131.9